Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 16, 2014	Dec. 05, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized	300,000,000	300,000,000			300,000,000
Common stock, shares issued	29,429,522	29,279,522			11,828,974
Common stock, outstanding	29,429,522	29,279,522		13,863,647	11,828,974
Preferred stock, par value		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000		10,000,000
Preferred stock, shares issued		0			0
Preferred stock, shares outstanding		0			0